EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Event After Statement Of Financial Position Date
Net loss attributable to owners of the Company	$ (75,339)	$ (104,611)	$ (16,870)
Weighted average number of shares , basic	967	806	653
Weighted average number of shares, diluted	967	806	653
Basic loss per share	$ (77.91)	$ (129.79)	$ (25.83)
Diluted loss per share	$ (77.91)	$ (129.79)	$ (25.83)